SECURITIES AVAILABLE FOR SALE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
Schedule of carrying value and estimated fair value of securities available for sale

 The amortized cost and estimated fair value of investment securities available for sale as of June 30, 2014, December 31, 2013 and June 30, 2013 are as follows (dollars in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
June 30, 2014
US Agencies—MBS	$6,598	$253	$—	$6,851
US Agencies	17,755	91	(258)	17,588
Corporate Bonds	15,691	189	—	15,880
Obligations of states and political subdivisions	6,441	400	(2)	6,839
Other	216	—	—	216

Total securities available for sale	$46,701	$933	$(260)	$47,374

December 31, 2013
US Agencies—MBS	$7,078	$281	$—	$7,359
US Agencies	15,227	—	(372)	14,855
Corporate Bonds	15,862	218	(1)	16,079
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

June 30, 2013
US Agencies—MBS	$7,491	$354	$—	$7,845
US Agencies	15,172	74	(341)	14,905
Corporate Bonds	18,557	161	(45)	18,673
Obligations of states and political subdivisions	5,435	450	(1)	5,884

Total securities available for sale	$46,655	$1,039	$(387)	$47,307

 The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2013
Corporate	$15,862	$218	$(1)	$16,079
US Agencies	15,227	—	(372)	14,855
US Agencies—MBS	7,078	281	—	7,359
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

December 31, 2012
Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies—MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

Schedule of securities with gross unrealized losses aggregated by investment category and length of time these individual securities have been in a loss position

       Following is information pertaining to securities with gross unrealized losses at December 31, 2013 and 2012 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
December 31, 2013
Corporate	$(1)	$1,390	$—	$—
US Agencies	(372)	14,855	—	—
US Agencies—MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(373)	$16,245	$—	$—

December 31, 2012
US Agencies—MBS	$—	$—	—	—
Corporate	(23)	5,566	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses

  Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2013	2012	2011
Proceeds from sales and calls	$10,156	$2,601	$76
Gross gains on sales	73	—	—
Gross (losses) on sales and calls	—	—	(1)

Schedule of carrying value and estimated fair value of securities available for sale by contractual maturity

      The carrying value and estimated fair value of securities available for sale at December 31, 2013, by contractual maturity, are shown below (dollars in thousands):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,140	$3,166
Due after one year through five years	21,433	21,535
Due after five years through ten years	9,893	9,771
Due after ten years	2,516	2,557

Subtotal	36,982	37,029
US Agencies—MBS	7,078	7,359

Total	$44,060	$44,388